PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 4:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2016	2015
Cost:

Computers and peripheral equipment	$2,561	$2,906
Office furniture and equipment	195	498
Motor vehicles	13	13
Leasehold improvements	359	352

	3,128	3,769
Accumulated depreciation	2,689	3,381

Depreciated cost	$439	$388

Depreciation expense for the years ended December 31, 2016, 2015 and 2014 amounted to $ 174, $ 151 and $ 190, respectively.